Income Statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest income	€ 26,904	€ 28,632
Interest expense	(9,973)	(11,624)
Interest income/ (charges)	16,931	17,008
Dividend income	264	279
Income from companies accounted for using the equity method	354	293
Commission income	7,475	7,261
Commission expense	(1,586)	(1,501)
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	326	276
Gains or losses on financial assets and liabilities held for trading, net	1,197	1,055
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	56
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net	132	(47)
Gains or losses from hedge accounting, net	33	(8)
Exchange differences, net	(890)	(416)
Other operating income	813	807
Other operating expenses	(979)	(944)
Income from assets under insurance and reinsurance contracts	1,756	1,378
Expenses from liabilities under insurance and reinsurance contracts	(1,720)	(1,361)
Total income	24,162	24,080
Administrative expenses	(10,265)	(9,897)
Personnel expenses	(5,960)	(5,855)
Other general administrative expenses	(4,305)	(4,042)
Depreciation and amortization	(1,217)	(1,294)
Provisions or reversal of provisions	(1,262)	(1,377)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	(4,352)
Impairment losses on financial assets		(4,713)
Impairment on non-financial assets, net	(96)	(97)
Impairment on tangible assets, net	(33)	(28)
Impairment on intangible assets, net	(64)	(40)
Impairment on other assets, net	1	(29)
Gains or losses on non-financial assets and investments, net	23	26
Gains or losses on non-current assets held for sale not classified as discontinued operations	(94)	(143)
Operating profit / (loss) before tax	6,899	6,585
Tax expense or income from continuing operations	(2,378)	(2,254)
Profit from continuing operations	4,521	4,331
CONSOLIDATED PROFIT FOR THE YEAR	4,521	4,331
Profit (loss), attributable to [abstract]
Profit attributable to non-controlling interests	769	715
Profit attributable to the parent	€ 3,752	€ 3,616
Earnings per share [abstract]
Basic	€ 0.220	€ 0.230
Diluted	€ 0.220	€ 0.230
Financial assets at fair value through other comprehensive income
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	€ (1)
Financial assets at amortized cost, category
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	€ (4,351)
Impairment losses on financial assets		€ (7)
Loans and receivables category
Impairment losses on financial assets		€ (4,706)